UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


 1.      Name and address of Issuer:   The BBH Fund, Inc.
                                       40 Water Street
                                       Boston, MA 02127

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): [ ]

        The BBH European Equity Fund
        The BBH Pacific Basin Equity Fund

3.      Investment Company Act File Number: 811-06139
        Securities Act File Number:          33-35827

4(a). Last day of fiscal year for which this notice is filed: October 31, 2003

4(b).   [ ] Check box if this Form is being  filed  late
	(i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
	A.2)

        Note: If Form is being filed late interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

        The BBH European Equity Fund        	18,019,122.46
        The BBH Pacific Basin Equity Fund   	52,587,769.66

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

        The BBH European Equity Fund  		40,605,719.52
        The BBH Pacific Basin Equity Fund    	68,681,253.66

        (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
  	As of October 31, 2003
        The BBH European Equity Fund   		62,835,405.00
        The BBH Pacific Basin Equity Fund	72,313,435.00

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The BBH European Equity Fund		103,441,124.52
            The BBH Pacific Basin Equity Fund		140,994,688.66

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)

             from Item 5(i)]:                    	 -

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i): 			173,828,921.06



        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                   x .0000809

       (viii)Registration fee due [multiply Item 5(v) by Item
"             5 (vii) (enter "0" if no fee is due):           	 -

6.      Prepaid Shares

     	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2] then report the amount of securities (number of shares or other units deducted here: _____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here: _____.

7.   	Interest  due - if this Form is being filed more
	than 90 days after the end of the issuer's fiscal
	year (see Instruction D):		 		-

8.   	Total of the amount of the  registration  fee
	due plus any interest due [line 5(vii) plus
	line 7]:						-



9.   	Date the  registration  fee and any  interest payment
	was sent to the Commission's lockbox depository:

	January 12, 2004

     	Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                         SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /S/ JOHN C. SMITH II
                         John C. Smith II
                         Assistant Treasurer

	Date January 12, 2004

  	*Please print the name and title of the signing officer below the signature.